DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Schedule of Current and Long-Term Deferred Revenues

	December 31,
	2016	2015

Balance at the beginning of the year	$15,876	$17,836
Deferral of new sales	28,628	22,616
Recognition of previously deferred revenues	(28,635)	(24,341)
Translation differences	(92)	(235)

Balance at the end of the year	$15,777	$15,876